Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (96,322)	$ (53,909)	$ (33,283)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,913	1,540	970
Non-cash share-based compensation expense	6,204	1,459	114
Deferred income tax	(158)	(48)
Loss on disposal of property and equipment	76
Changes in components of operating assets and liabilities:
Account receivable	(91)		54
Prepaids and other current assets	(11,885)	(4,300)	(7,376)
Other non-current assets	104	(160)
Accounts payable	1,540	4,135	7,528
Accrued expenses and other current liabilities	3,654	(1,087)	6,220
Net cash used in operating activities	(94,965)	(52,322)	(25,773)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(2,513)	(2,977)	(3,714)
Purchase of intangible assets	(1)	(45)	(35)
Proceeds from disposal of property and equipment	126
Net cash used in investing activities	(2,388)	(3,022)	(3,749)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred shares, net of issuance costs	80,853	114,589	38,134
Proceeds from exercise of warrants for ordinary shares	9
Proceeds from issuance of ADSs in initial public offering, net of issuance costs	161,758
Net cash provided by financing activities	242,620	114,589	38,134
Effect of exchange rate changes on cash, cash equivalents and restricted cash	11,738	(1,014)	(812)
Net increase in cash, cash equivalents and restricted cash	157,005	58,231	7,800
Cash, cash equivalents and restricted cash
Beginning of period	74,571	16,340	8,540
End of period	231,576	74,571	16,340
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	281
Property and equipment purchases included in accounts payable	379
Conversion of shareholder loan including unpaid accrued interest onto preferred shares			6,672
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	229,974	73,702	16,051
Short-term restricted cash		4	275
Long-term restricted cash	1,602	865	14
End of period	$ 231,576	$ 74,571	$ 16,340